Distribution Date:	04/12/22	COMM 2015-CCRE23 Mortgage Trust
Determination Date:	04/06/22
Next Distribution Date:	05/12/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE23

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270

Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Mount Street US (Georgia) LLP, a Georgia limited liability
Current Mortgage Loan and Property Stratification	9-13		partnership

Mortgage Loan Detail (Part 1)	14-16		Kristin Bonczynski		Kristin.Bonczynski@mountstreetllp.com
			2839 Paces Ferry Road , Suite 200 | Atlanta, GA 30339 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	20
			Don Simon	(203) 660-6100
Historical Detail	21		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	26	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	27		CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	28
		Controlling Class	Deer Park Road Management Company, LP
Interest Shortfall Detail - Collateral Level	29	Representative
Supplemental Notes	30		KPatten@deerparkrd.com	(970) 457-4340	KPatten@deerparkrd.com
			1195 Bangtail Way | Steamboat Springs, CO 80487 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12593AAW5	1.536000%	53,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12593AAX3	2.852000%	168,100,000.00	29,533,465.93	62,625.21	70,191.20	0.00	0.00	132,816.41	29,470,840.72	35.96%	30.00%
A-SB	12593AAY1	3.257000%	85,300,000.00	52,247,844.85	1,443,487.40	141,809.36	0.00	0.00	1,585,296.76	50,804,357.45	35.96%	30.00%
A-3	12593AAZ8	3.230000%	270,000,000.00	270,000,000.00	0.00	726,750.00	0.00	0.00	726,750.00	270,000,000.00	35.96%	30.00%
A-4	12593ABA2	3.497000%	381,594,000.00	381,594,000.00	0.00	1,112,028.51	0.00	0.00	1,112,028.51	381,594,000.00	35.96%	30.00%
A-M	12593ABC8	3.801000%	101,016,000.00	101,016,000.00	0.00	319,968.18	0.00	0.00	319,968.18	101,016,000.00	27.12%	22.63%
B	12593ABD6	4.183000%	92,797,000.00	92,797,000.00	0.00	323,474.88	0.00	0.00	323,474.88	92,797,000.00	19.00%	15.85%
C	12593ABE4	4.428648%	61,295,000.00	61,295,000.00	0.00	226,211.63	0.00	0.00	226,211.63	61,295,000.00	13.63%	11.38%
D	12593ABF1	4.428648%	58,212,000.00	58,212,000.00	0.00	214,833.70	0.00	0.00	214,833.70	58,212,000.00	8.54%	7.13%
E	12593AAJ4	3.234000%	27,394,000.00	27,394,000.00	0.00	73,826.83	0.00	0.00	73,826.83	27,394,000.00	6.14%	5.13%
F	12593AAL9	4.428648%	29,107,000.00	29,107,000.00	0.00	107,420.54	0.00	0.00	107,420.54	29,107,000.00	3.60%	3.00%
G*	12593AAN5	4.428648%	41,091,186.00	41,091,186.00	0.00	32,978.05	0.00	0.00	32,978.05	41,091,186.00	0.00%	0.00%
CM-A	12593AAE5	2.918000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	91.38%
CM-B	12593ABL8	0.000000%	84,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	69.63%
CM-C	12593ABN4	0.000000%	87,381,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	47.13%
CM-D	12593ABQ7	0.000000%	121,483,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	15.87%
CM-E	12593ABS3	0.000000%	61,636,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12593AAQ8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12593AAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12593AAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,758,206,186.03	1,144,287,496.78	1,506,112.61	3,349,492.88	0.00	0.00	4,855,605.49	1,142,781,384.17

X-A	12593ABB0	1.019100%	1,059,810,000.00	834,391,310.78	0.00	708,607.04	0.00	0.00	708,607.04	832,885,198.17

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-B	12593AAA3	0.147934%	154,092,000.00	154,092,000.00	0.00	18,996.14	0.00	0.00	18,996.14	154,092,000.00
X-C	12593AAC9	0.000000%	58,212,000.00	58,212,000.00	0.00	0.00	0.00	0.00	0.00	58,212,000.00
X-D	12593AAG0	1.194648%	27,394,000.00	27,394,000.00	0.00	27,271.82	0.00	0.00	27,271.82	27,394,000.00
CM-X-CP	12593ABG9	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	12593ABJ3	0.000000%	33,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,366,508,000.00	1,074,089,310.78	0.00	754,875.00	0.00	0.00	754,875.00	1,072,583,198.17

Deal Distribution Total					1,506,112.61	4,104,367.88	0.00	0.00	5,610,480.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12593AAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12593AAX3	175.68986276	0.37254735	0.41755622	0.00000000	0.00000000	0.00000000	0.00000000	0.79010357	175.31731541
A-SB	12593AAY1	612.51869695	16.92247831	1.66247784	0.00000000	0.00000000	0.00000000	0.00000000	18.58495615	595.59621864
A-3	12593AAZ8	1,000.00000000	0.00000000	2.69166667	0.00000000	0.00000000	0.00000000	0.00000000	2.69166667	1,000.00000000
A-4	12593ABA2	1,000.00000000	0.00000000	2.91416665	0.00000000	0.00000000	0.00000000	0.00000000	2.91416665	1,000.00000000
A-M	12593ABC8	1,000.00000000	0.00000000	3.16750000	0.00000000	0.00000000	0.00000000	0.00000000	3.16750000	1,000.00000000
B	12593ABD6	1,000.00000000	0.00000000	3.48583338	0.00000000	0.00000000	0.00000000	0.00000000	3.48583338	1,000.00000000
C	12593ABE4	1,000.00000000	0.00000000	3.69053969	0.00000000	0.00000000	0.00000000	0.00000000	3.69053969	1,000.00000000
D	12593ABF1	1,000.00000000	0.00000000	3.69053975	0.00000000	0.00000000	0.00000000	0.00000000	3.69053975	1,000.00000000
E	12593AAJ4	1,000.00000000	0.00000000	2.69500000	0.00000000	0.00000000	0.00000000	0.00000000	2.69500000	1,000.00000000
F	12593AAL9	1,000.00000000	0.00000000	3.69053973	0.00000000	0.00000000	0.00000000	0.00000000	3.69053973	1,000.00000000
G	12593AAN5	1,000.00000000	0.00000000	0.80255776	2.88798211	75.06127518	0.00000000	0.00000000	0.80255776	1,000.00000000
CM-A	12593AAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-B	12593ABL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-C	12593ABN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-D	12593ABQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-E	12593ABS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12593AAQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12593AAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12593AAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12593ABB0	787.30273424	0.00000000	0.66861705	0.00000000	0.00000000	0.00000000	0.00000000	0.66861705	785.88161856
X-B	12593AAA3	1,000.00000000	0.00000000	0.12327791	0.00000000	0.00000000	0.00000000	0.00000000	0.12327791	1,000.00000000
X-C	12593AAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12593AAG0	1,000.00000000	0.00000000	0.99553990	0.00000000	0.00000000	0.00000000	0.00000000	0.99553990	1,000.00000000
CM-X-CP	12593ABG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
CM-X-EXT	12593ABJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/22 - 03/30/22	30	0.00	70,191.20	0.00	70,191.20	0.00	0.00	0.00	70,191.20	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	141,809.36	0.00	141,809.36	0.00	0.00	0.00	141,809.36	0.00
A-3	03/01/22 - 03/30/22	30	0.00	726,750.00	0.00	726,750.00	0.00	0.00	0.00	726,750.00	0.00
A-4	03/01/22 - 03/30/22	30	0.00	1,112,028.51	0.00	1,112,028.51	0.00	0.00	0.00	1,112,028.51	0.00
X-A	03/01/22 - 03/30/22	30	0.00	708,607.04	0.00	708,607.04	0.00	0.00	0.00	708,607.04	0.00
X-B	03/01/22 - 03/30/22	30	0.00	18,996.14	0.00	18,996.14	0.00	0.00	0.00	18,996.14	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	03/01/22 - 03/30/22	30	0.00	27,271.82	0.00	27,271.82	0.00	0.00	0.00	27,271.82	0.00
A-M	03/01/22 - 03/30/22	30	0.00	319,968.18	0.00	319,968.18	0.00	0.00	0.00	319,968.18	0.00
B	03/01/22 - 03/30/22	30	0.00	323,474.88	0.00	323,474.88	0.00	0.00	0.00	323,474.88	0.00
C	03/01/22 - 03/30/22	30	0.00	226,211.63	0.00	226,211.63	0.00	0.00	0.00	226,211.63	0.00
D	03/01/22 - 03/30/22	30	0.00	214,833.70	0.00	214,833.70	0.00	0.00	0.00	214,833.70	0.00
E	03/01/22 - 03/30/22	30	0.00	73,826.83	0.00	73,826.83	0.00	0.00	0.00	73,826.83	0.00
F	03/01/22 - 03/30/22	30	0.00	107,420.54	0.00	107,420.54	0.00	0.00	0.00	107,420.54	0.00
G	03/01/22 - 03/30/22	30	2,965,686.21	151,648.66	0.00	151,648.66	118,670.61	0.00	0.00	32,978.05	3,084,356.82
CM-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-CP	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-X-EXT	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
CM-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,965,686.21	4,223,038.49	0.00	4,223,038.49	118,670.61	0.00	0.00	4,104,367.88	3,084,356.82

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
		Excess Liquidation Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	5,610,480.49	Beginning Reserve Account Balance	0.00
Pooled Available Funds	5,610,480.50	Deposit Amount	0.00
Non-Pooled Available Funds	0.00	Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,242,816.39	Master Servicing Fee	14,486.31
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,140.22
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	492.68
ARD Interest	0.00	Operating Advisor Fee	1,448.70
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,242,816.39	Total Fees	19,777.91

Principal		Expenses/Reimbursements
Scheduled Principal	1,506,112.61	Reimbursement for Interest on Advances	10.81
Unscheduled Principal Collections		ASER Amount	102,208.70
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	13,892.57
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,558.53
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,506,112.61	Total Expenses/Reimbursements	118,670.61

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,104,367.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,506,112.61
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,610,480.49
Total Funds Collected	5,748,929.00	Total Funds Distributed	5,748,929.01

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,144,287,497.63	1,144,287,497.63	Beginning Certificate Balance	1,144,287,496.78
(-) Scheduled Principal Collections	1,506,112.61	1,506,112.61	(-) Principal Distributions	1,506,112.61
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,142,781,385.02	1,142,781,385.02	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,147,386,176.77	1,147,386,176.77	Ending Certificate Balance	1,142,781,384.17
Ending Actual Collateral Balance	1,145,963,636.67	1,145,963,636.67

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.85)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.85)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP
	7,499,999 or less	28	107,395,723.92	9.40%	36	4.4300	1.433664	1.39 or less	20	305,034,454.13	26.69%	28	4.6567	0.729014
7,500,000 to 14,999,999		12	118,460,072.00	10.37%	36	4.3461	1.569131	1.40 to 1.44	4	46,273,158.15	4.05%	37	4.2188	1.432491
15,000,000 to 24,999,999		12	228,152,744.98	19.96%	26	4.3728	1.201172	1.45 to 1.54	7	69,362,474.19	6.07%	36	4.3134	1.481318
25,000,000 to 49,999,999		6	211,236,829.39	18.48%	35	4.5694	1.190499	1.55 to 1.99	15	161,853,230.15	14.16%	35	4.2763	1.778792
50,000,000 to 74,999,999		1	56,320,000.00	4.93%	36	3.9300	4.620000	2.00 to 2.49	12	161,352,063.58	14.12%	34	4.0878	2.260347
	75,000,000 or greater	1	80,000,000.00	7.00%	33	3.9850	2.280000	2.50 to 2.99	1	1,369,990.09	0.12%	37	4.1660	2.740000
	Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298	3.00 or greater	1	56,320,000.00	4.93%	36	3.9300	4.620000
								Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	49	341,216,014.73	29.86%	36	4.1816	NAP	Ohio	7	39,029,889.20	3.42%	36	4.2052	1.470214
Alabama	3	1,487,285.48	0.13%	32	4.4500	1.360000	Oklahoma	3	5,515,120.48	0.48%	36	4.7815	0.174794
Arizona	1	1,742,917.27	0.15%	32	4.6500	1.900000	Oregon	2	17,069,428.80	1.49%	36	4.2430	2.010378
Arkansas	4	2,239,334.61	0.20%	32	4.4500	1.360000	Pennsylvania	1	5,394,357.44	0.47%	37	4.3330	1.110000
California	10	278,082,025.66	24.33%	35	4.2606	1.535196	South Dakota	2	4,168,579.93	0.36%	36	4.4500	1.297873
Colorado	2	9,697,849.96	0.85%	36	4.3110	1.512447	Tennessee	7	9,185,975.21	0.80%	33	4.2836	0.840813
Connecticut	2	21,620,219.80	1.89%	(14)	4.8506	0.520880	Texas	4	28,416,033.94	2.49%	37	4.3265	1.553380
Delaware	1	22,131,071.96	1.94%	33	4.2100	1.950000	Virginia	1	6,468,791.74	0.57%	35	4.1100	1.940000
Florida	5	62,941,279.12	5.51%	35	4.8335	1.502023	Wisconsin	1	672,511.69	0.06%	32	4.4500	1.360000
Georgia	3	20,454,875.96	1.79%	34	4.3797	1.028263	Totals	150	1,142,781,385.02	100.00%	33	4.3057	1.644298
Hawaii	1	56,320,000.00	4.93%	36	3.9300	4.620000
									Property Type³
Illinois	11	21,888,250.72	1.92%	35	4.3878	1.410089
Indiana	3	1,437,493.74	0.13%	32	4.4500	1.360000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	2	14,883,606.12	1.30%	36	4.8415	1.260000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	547,062.40	0.05%	32	4.4500	1.360000	Defeased	49	341,216,014.73	29.86%	36	4.1816	NAP
Kentucky	2	1,066,965.67	0.09%	32	4.4500	1.360000	Industrial	3	17,570,384.64	1.54%	36	4.4011	1.819991
Maine	1	28,838,237.41	2.52%	36	4.2690	1.720000	Lodging	11	157,541,845.37	13.79%	22	4.5112	1.819517
Maryland	1	8,205,931.28	0.72%	34	4.5100	1.670000	Mixed Use	3	39,977,535.25	3.50%	37	4.2801	1.589807
Michigan	3	38,161,583.99	3.34%	37	4.1298	1.023335	Mobile Home Park	6	30,548,834.56	2.67%	35	4.1205	1.726205
Minnesota	3	2,262,000.00	0.20%	36	5.1660	1.948937	Multi-Family	13	123,979,709.98	10.85%	36	4.5796	1.353430
Mississippi	2	14,078,867.91	1.23%	37	4.1882	1.524548	Office	20	310,832,476.48	27.20%	34	4.1787	1.708015
Missouri	5	13,174,002.11	1.15%	35	4.7818	1.566287	Retail	45	121,114,584.02	10.60%	35	4.4745	1.439568
Nebraska	1	551,588.91	0.05%	32	4.4500	1.360000	Totals	150	1,142,781,385.02	100.00%	33	4.3057	1.644298
Nevada	2	18,655,059.50	1.63%	36	4.2635	1.871147
New York	4	45,177,172.30	3.95%	12	4.8117	0.446067

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP
	4.4999% or less	38	593,266,309.85	51.91%	35	4.1564	1.908788	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	9	72,121,942.84	6.31%	35	4.6221	1.098514	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	13	136,177,117.60	11.92%	19	5.0994	0.707379	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	60	801,565,370.29	70.14%	33	4.3585	1.631776
								Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP
	60 months or less	60	801,565,370.29	70.14%	33	4.3585	1.631776	Interest Only	10	208,918,500.00	18.28%	34	4.0433	2.859464
61 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	50	592,646,870.29	51.86%	32	4.4696	1.198994
115 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298	Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	341,216,014.73	29.86%	36	4.1816	NAP				None
Underwriter's Information		3	56,000,389.77	4.90%	35	4.3261	1.400668
	12 months or less	54	706,558,898.73	61.83%	34	4.3237	1.740044
	13 months to 24 months	3	39,006,081.79	3.41%	8	5.0355	0.002405
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	78	1,142,781,385.02	100.00%	33	4.3057	1.644298
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A2	30309164	OF	West Hollywood	CA	Actual/360	3.985%	274,522.22	0.00	0.00	N/A	01/06/25	--	80,000,000.00	80,000,000.00	04/06/22
01A3	30309165				Actual/360	3.985%	137,261.11	0.00	0.00	N/A	01/06/25	--	40,000,000.00	40,000,000.00	04/06/22
3	30309161	MF	Various	Various	Actual/360	4.430%	341,444.94	139,983.18	0.00	N/A	04/06/25	--	89,507,158.08	89,367,174.90	04/06/22
4	30309189	OF	New York	NY	Actual/360	3.610%	279,775.00	0.00	0.00	N/A	03/06/25	--	90,000,000.00	90,000,000.00	04/06/22
5	30309186	LO	Kihei	HI	Actual/360	3.930%	190,596.27	0.00	0.00	N/A	04/06/25	--	56,320,000.00	56,320,000.00	04/06/22
6	30309174	OF	Van Nuys	CA	Actual/360	4.325%	169,235.73	72,482.10	0.00	N/A	04/06/25	--	45,440,883.11	45,368,401.01	04/06/22
7	30309144	MF	Jacksonville	FL	Actual/360	5.375%	165,237.50	58,751.00	0.00	N/A	03/06/25	--	35,700,224.78	35,641,473.78	04/06/22
8	30309208	LO	San Diego	CA	Actual/360	4.672%	130,015.18	59,714.35	0.00	N/A	04/06/25	--	32,314,998.37	32,255,284.02	04/06/22
9	30309171	RT	Lake Arrowhead	CA	Actual/360	4.950%	124,401.81	51,742.29	0.00	N/A	03/06/25	--	29,185,175.46	29,133,433.17	04/06/22
10	30295203	OF	Portland	ME	Actual/360	4.269%	106,239.79	62,028.99	0.00	N/A	04/06/25	--	28,900,266.40	28,838,237.41	04/06/22
11	30309215	MF	Los Angeles	CA	Actual/360	4.660%	117,386.34	0.00	0.00	N/A	05/06/25	--	29,250,000.00	29,250,000.00	03/06/22
12	30309162	SS	Various	Various	Actual/360	4.220%	88,886.71	39,786.90	0.00	N/A	04/06/25	--	24,460,491.68	24,420,704.78	04/06/22
13	30309211	MU	Fort Worth	TX	Actual/360	4.240%	82,937.75	44,814.46	0.00	N/A	05/06/25	--	22,715,757.51	22,670,943.05	04/06/22
14	30295373	MF	Novi	MI	Actual/360	3.940%	73,582.53	44,908.15	0.00	N/A	05/06/25	--	21,687,989.43	21,643,081.28	04/06/22
15	30309148	OF	Wilmington	DE	Actual/360	4.210%	80,383.61	42,016.64	0.00	N/A	01/01/25	--	22,173,088.60	22,131,071.96	04/01/22
16	30309176	MF	Various	Various	Actual/360	4.223%	82,971.47	39,625.97	0.00	N/A	04/06/25	--	22,813,770.75	22,774,144.78	04/06/22
17	30295280	MF	Washington	DC	Actual/360	4.417%	79,241.43	28,631.82	0.00	N/A	04/06/25	--	20,836,026.17	20,807,394.35	04/06/22
18	30309183	RT	Cuyahoga Falls	OH	Actual/360	4.200%	66,294.52	36,399.09	0.00	N/A	05/06/25	--	18,330,280.76	18,293,881.67	04/06/22
19	30309166	LO	Long Island City	NY	Actual/360	5.251%	79,525.72	46,328.69	0.00	N/A	01/06/20	--	17,587,592.27	17,541,263.58	02/06/20
20	30309170	LO	Norwalk	CT	Actual/360	5.043%	77,746.24	31,229.39	0.00	N/A	03/06/20	--	17,901,449.19	17,870,219.80	06/06/19
21	30309188	Various Champaign		IL	Actual/360	4.350%	66,901.81	32,660.55	0.00	N/A	03/06/25	--	17,860,327.72	17,827,667.17	09/06/21
22	30309216	OF	San Francisco	CA	Actual/360	4.130%	65,374.36	30,401.34	0.00	N/A	04/06/25	--	18,382,229.77	18,351,828.43	04/06/22
23	30309202	OF	New York	NY	Actual/360	4.450%	68,975.00	0.00	0.00	N/A	04/06/25	--	18,000,000.00	18,000,000.00	04/06/22
24	30309175	RT	Las Vegas	NV	Actual/360	4.208%	56,828.99	31,283.42	0.00	N/A	04/06/25	--	15,681,348.86	15,650,065.44	04/06/22
25	30309177	IN	Las Vegas	NV	Actual/360	3.900%	52,104.34	30,437.60	0.00	N/A	04/06/25	--	15,514,939.25	15,484,501.65	04/06/22
26	30309201	MF	West Des Moines	IA	Actual/360	4.841%	62,176.17	30,074.22	0.00	N/A	04/06/25	--	14,913,680.34	14,883,606.12	04/06/22
27	30309182	MF	Topeka	KS	Actual/360	4.330%	54,691.78	28,514.38	0.00	N/A	05/06/25	--	14,668,136.54	14,639,622.16	04/06/22
28	30309212	RT	Various	Various	Actual/360	4.450%	59,088.90	21,506.10	0.00	N/A	12/06/24	--	15,420,083.92	15,398,577.82	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
29	30309146	MH	West Palm Beach	FL	Actual/360	3.930%	50,034.94	22,511.85	0.00	N/A	03/01/25	--	14,785,011.84	14,762,499.99	04/01/22
30	30309154	MH	Belleville	MI	Actual/360	4.170%	45,050.84	23,653.92	0.00	N/A	03/01/25	--	12,546,068.10	12,522,414.18	04/01/22
31	30295233	MF	Gresham	OR	Actual/360	4.370%	42,254.06	20,119.74	0.00	N/A	04/06/25	--	11,228,655.85	11,208,536.11	04/06/22
32	30309191	OF	Pomona	CA	Actual/360	4.100%	35,280.46	20,287.35	0.00	N/A	04/06/25	--	9,992,891.64	9,972,604.29	04/06/22
34	30309214	MF	Starkville	MS	Actual/360	4.194%	37,544.70	15,838.99	0.00	N/A	05/06/25	--	10,397,112.76	10,381,273.77	03/06/22
35	30309145	MU	Royal Oak	MI	Actual/360	4.250%	34,860.15	18,761.30	0.00	N/A	05/06/25	--	9,525,353.50	9,506,592.20	04/06/22
36	30309217	OF	San Diego	CA	Actual/360	4.300%	28,258.29	22,111.81	0.00	N/A	04/06/25	--	7,631,645.09	7,609,533.28	04/06/22
37	30309184	OF	Brookhaven	GA	Actual/360	4.350%	31,875.40	13,674.38	0.00	N/A	02/06/25	--	8,509,561.21	8,495,886.83	04/06/22
38	30295167	IN	St Louis	MO	Actual/360	4.700%	32,627.59	14,827.77	0.00	N/A	04/06/25	--	8,061,724.04	8,046,896.27	04/06/22
39	30309167	RT	Hillcrest Heights	MD	Actual/360	4.510%	31,921.98	13,733.19	0.00	N/A	02/06/25	--	8,219,664.47	8,205,931.28	04/06/22
40	30295168	OF	Utica	MI	Actual/360	4.553%	27,540.07	13,244.69	0.00	N/A	04/06/25	--	7,025,155.20	7,011,910.51	04/06/22
41	30309147	SS	Various	GA	Actual/360	4.550%	27,353.99	13,418.85	0.00	N/A	01/01/25	--	6,981,521.67	6,968,102.82	04/01/22
42	30309209	RT	Denver	CO	Actual/360	4.200%	27,478.06	10,909.79	0.00	N/A	04/06/25	--	7,597,621.65	7,586,711.86	04/06/22
43	30309185	OF	Atlanta	GA	Actual/360	4.350%	27,346.65	11,731.58	0.00	N/A	02/06/25	--	7,300,552.35	7,288,820.77	04/06/22
44	30309172	MU	San Diego	CA	Actual/360	4.434%	29,778.34	0.00	0.00	N/A	04/06/25	--	7,800,000.00	7,800,000.00	04/06/22
45	30309187	LO	Phoenix	AZ	Actual/360	4.650%	25,799.52	14,158.41	0.00	N/A	02/06/25	--	6,443,168.78	6,429,010.37	04/06/22
46	30309158	LO	Brentwood	TN	Actual/360	4.200%	22,179.74	18,240.93	0.00	N/A	02/06/25	--	6,132,648.30	6,114,407.37	04/06/22
47	30309203	LO	Poughkeepsie	NY	Actual/360	4.900%	27,818.51	11,720.63	0.00	N/A	04/06/25	--	6,592,932.72	6,581,212.09	12/06/20
50	30309168	IN	Manassas	VA	Actual/360	4.110%	22,932.39	10,811.17	0.00	N/A	03/06/25	--	6,479,602.91	6,468,791.74	04/06/22
51	30309156	MH	Damascus	OR	Actual/360	4.000%	20,229.25	12,115.64	0.00	N/A	04/01/25	--	5,873,008.33	5,860,892.69	04/01/22
52	30309169	LO	Titusville	FL	Actual/360	4.520%	22,158.97	10,852.86	0.00	N/A	03/06/25	--	5,693,140.63	5,682,287.77	04/06/22
54	30294760	LO	Pauls Valley	OK	Actual/360	4.850%	19,173.58	19,928.28	0.00	N/A	05/06/25	--	4,590,945.81	4,571,017.53	01/06/20
55	30309210	RT	Limerick Township	PA	Actual/360	4.333%	20,161.54	9,150.31	0.00	N/A	05/06/25	--	5,403,507.75	5,394,357.44	04/06/22
56	30295155	SS	Rockledge	FL	Actual/360	4.664%	19,880.92	8,525.27	0.00	N/A	04/06/25	--	4,950,154.38	4,941,629.11	04/06/22
57	30309159	MF	Cincinnati	OH	Actual/360	4.200%	16,977.47	9,429.46	0.00	N/A	03/06/25	--	4,694,232.30	4,684,802.84	04/06/22
58	30309152	MH	Phoenix	AZ	Actual/360	4.290%	17,140.98	9,303.24	0.00	N/A	01/01/25	--	4,640,012.90	4,630,709.66	04/01/22
59	30309179	RT	Thousand Oaks	CA	Actual/360	4.150%	16,201.41	9,075.96	0.00	N/A	05/06/25	--	4,533,624.97	4,524,549.01	04/06/22
60	30309160	RT	McDonough	GA	Actual/360	4.480%	18,047.47	8,036.21	0.00	N/A	04/06/25	--	4,678,204.57	4,670,168.36	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
61	30295228	SS	Naples	FL	Actual/360	4.530%	17,159.45	7,755.55	0.00	N/A	04/06/25	--	4,398,918.69	4,391,163.14	04/06/22
62	30309181	MF	Las Vegas	NV	Actual/360	4.105%	13,946.12	7,955.91	0.00	N/A	05/06/25	--	3,945,310.05	3,937,354.14	04/06/22
63	30309192	LO	Sioux Falls	SD	Actual/360	4.450%	14,217.73	10,556.59	0.00	N/A	04/06/25	--	3,710,318.27	3,699,761.68	04/06/22
64	30309178	LO	Marshall	TX	Actual/360	4.750%	14,718.44	9,796.61	0.00	N/A	05/06/25	--	3,598,397.41	3,588,600.80	04/06/22
65	30295184	OF	Chicago	IL	Actual/360	4.553%	15,944.46	5,771.48	0.00	N/A	04/06/25	--	4,066,355.04	4,060,583.56	04/06/22
66	30309190	RT	Gallipolis	OH	Actual/360	4.080%	13,071.56	6,210.00	0.00	N/A	04/06/25	--	3,720,559.13	3,714,349.13	04/06/22
67	30309198	LO	Blue Springs	MO	Actual/360	5.161%	14,793.27	10,882.79	0.00	N/A	04/06/25	--	3,328,673.52	3,317,790.73	04/06/22
68	30309213	MF	Clinton	MS	Actual/360	4.173%	13,308.94	5,663.46	0.00	N/A	05/06/25	--	3,703,257.60	3,697,594.14	03/06/22
69	30309153	MH	Alexandria	KY	Actual/360	4.150%	12,070.46	6,887.57	0.00	N/A	02/01/25	--	3,377,664.21	3,370,776.64	04/01/22
70	30309173	MF	Norwalk	CT	Actual/360	3.932%	12,695.47	0.00	0.00	N/A	04/06/25	--	3,750,000.00	3,750,000.00	04/06/22
71	30295116	IN	Syracuse	NY	Actual/360	4.230%	11,159.34	8,951.68	0.00	N/A	04/06/25	--	3,063,648.31	3,054,696.63	04/06/22
72	30294958	LO	Conway	SC	Actual/360	4.650%	11,965.67	8,352.04	0.00	N/A	03/06/25	--	2,988,304.12	2,979,952.08	04/06/22
73	30309157	MH	Colton	CA	Actual/360	4.140%	10,953.65	6,160.99	0.00	N/A	05/01/25	--	3,072,553.44	3,066,392.45	04/01/22
74	30309150	MH	Henderson	NV	Actual/360	4.550%	11,796.41	5,786.88	0.00	N/A	01/01/25	--	3,010,780.94	3,004,994.06	04/01/22
76	30309151	MH	Apache Junction	AZ	Actual/360	4.470%	9,220.17	4,664.70	0.00	N/A	01/01/25	--	2,395,366.61	2,390,701.91	04/01/22
77	30309155	MH	Monument	CO	Actual/360	4.710%	8,578.18	3,883.56	0.00	N/A	04/01/25	--	2,115,021.66	2,111,138.10	04/01/22
78	30309149	MH	Phoenix	AZ	Actual/360	4.650%	6,992.23	3,320.51	0.00	N/A	12/01/24	--	1,746,237.78	1,742,917.27	04/01/22
79	30309180	RT	Plano	TX	Actual/360	4.166%	4,929.10	4,018.08	0.00	N/A	05/06/25	--	1,374,008.17	1,369,990.09	04/06/22
80	30309200	RT	Paynesville	MN	Actual/360	5.166%	3,585.49	0.00	0.00	03/06/25	03/06/35	--	806,000.00	806,000.00	04/06/22
81	30309205	RT	Yorktown	TX	Actual/360	5.166%	3,498.75	0.00	0.00	04/06/25	04/06/35	--	786,500.00	786,500.00	04/06/22
82	30309206	RT	St Francis	MN	Actual/360	5.166%	3,267.42	0.00	0.00	04/06/25	04/06/35	--	734,500.00	734,500.00	04/06/22
83	30309207	RT	Battle Lake	MN	Actual/360	5.166%	3,209.59	0.00	0.00	04/06/25	04/06/35	--	721,500.00	721,500.00	04/06/22
Totals							4,242,816.39	1,506,112.61	0.00				1,144,287,497.63	1,142,781,385.02

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A2	17,984,884.85	19,731,316.20	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
01A3	17,984,884.85	19,731,316.20	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	3,802,366.76	11,262,582.24	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,491,006.76	1,881,112.29	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,132,645.06	3,489,061.50	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(555,575.74)	997,711.39	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,618,130.53	2,446,400.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,351,048.04	3,598,497.21	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	116,567.74	116,567.74	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	9,575,365.47	7,235,863.60	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,648,431.97	1,031,260.80	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,881,316.81	3,073,995.63	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,883,714.99	3,613,596.45	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,535,823.14	1,938,503.27	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(1,607,757.00)	0.00	--	--	10/06/21	11,310,063.64	822,239.50	74,302.05	2,447,982.11	655,934.69	0.00
20	(217,194.80)	263,567.42	01/01/21	06/30/21	11/08/21	9,369,455.31	1,563,330.72	67,855.68	2,283,055.17	0.00	0.00
21	1,451,080.66	789,555.30	--	--	11/08/21	0.00	16,352.06	99,402.41	680,055.51	0.00	0.00
22	2,327,069.04	2,093,668.56	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	774,576.27	1,470,810.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,798,047.18	1,990,620.35	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,482,948.44	2,207,871.04	01/01/21	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	21,249,736.00	21,254,204.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,497,971.80	1,618,777.89	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,638,970.69	1,814,510.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,158,993.07	1,063,533.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	881,496.06	1,026,497.61	01/01/21	12/31/21	--	0.00	0.00	52,913.66	52,913.66	0.00	0.00
35	1,296,345.47	1,061,088.71	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	969,376.05	960,445.93	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,082,837.19	439,051.18	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,031,306.24	1,078,380.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,036,371.91	973,267.20	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	626,048.22	774,057.31	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	661,048.20	784,997.81	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	525,286.19	872,924.17	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	766,550.60	790,089.53	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	(121,362.59)	322,513.55	01/01/21	06/30/21	05/06/21	0.00	0.00	0.00	0.00	0.00	0.00
47	83,031.40	0.00	--	--	11/08/21	25,705.43	5,828.96	39,145.54	622,736.93	227,775.99	0.00
50	1,002,265.48	833,156.21	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	578,619.28	545,117.27	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	506,136.57	949,401.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	(33,653.83)	01/01/21	09/30/21	08/06/21	2,482,678.53	246,190.00	28,623.74	809,007.66	33,275.00	0.00
55	435,482.88	420,932.38	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	349,878.22	655,440.47	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	382,399.18	388,662.13	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	(10,806.79)	460,139.57	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	346,039.13	579,444.45	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	441,143.53	446,143.27	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	405,933.01	382,715.82	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
67	95,429.96	510,793.91	01/01/21	09/30/21	06/07/21	0.00	0.00	0.00	0.00	0.00	0.00
68	467,527.88	431,179.00	10/01/20	09/30/21	--	0.00	0.00	18,741.21	18,741.21	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
70	272,186.50	312,302.82	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	615,372.58	601,239.15	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
73	346,796.01	307,182.99	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
74	549,510.03	523,457.37	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	63,476.36	168,141.33	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	3,100.85	0.00
78	155,047.66	238,228.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
79	295,724.18	294,097.83	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
80	89,013.72	89,013.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	85,739.40	85,739.40	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	79,303.56	79,303.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	66,797.60	66,349.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	117,345,835.71	133,016,178.45				23,187,902.91	2,653,941.24	497,552.02	7,031,059.99	920,086.53	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/22	0	0.00	0	0.00	3	28,979,896.79	1	6,114,407.37	1	17,870,219.80	0	0.00	0	0.00	0	0.00	4.305679%	4.285580%	33
03/11/22	0	0.00	0	0.00	3	29,044,206.25	1	6,132,648.30	1	17,901,449.19	0	0.00	0	0.00	0	0.00	4.305860%	4.285788%	34
02/11/22	1	786,500.00	0	0.00	3	29,119,269.16	1	6,152,969.27	1	17,940,050.98	0	0.00	0	0.00	1	6,059,668.77	4.306082%	4.286006%	35
01/12/22	0	0.00	0	0.00	3	29,183,028.46	1	6,171,071.23	1	17,970,978.40	0	0.00	0	0.00	0	0.00	4.306227%	4.285936%	36
12/10/21	0	0.00	0	0.00	3	29,246,535.93	1	6,189,107.96	1	18,001,772.08	0	0.00	0	0.00	0	0.00	4.306403%	4.286109%	37
11/15/21	0	0.00	0	0.00	3	29,313,486.46	1	6,207,801.33	1	18,034,948.33	0	0.00	0	0.00	0	0.00	4.306592%	4.286293%	38
10/13/21	0	0.00	0	0.00	3	29,376,478.77	1	6,225,705.70	1	18,065,465.39	0	0.00	0	0.00	1	2,982,199.46	4.306766%	4.286463%	39
09/13/21	0	0.00	0	0.00	3	29,442,932.68	1	6,244,271.42	1	18,098,375.06	0	0.00	0	0.00	0	0.00	4.309999%	4.289667%	40
08/12/21	0	0.00	0	0.00	3	29,505,413.84	1	6,262,044.36	1	18,128,617.85	1	6,262,044.36	0	0.00	0	0.00	4.310170%	4.289834%	41
07/12/21	0	0.00	0	0.00	4	35,847,401.50	1	6,279,753.26	1	18,158,729.86	0	0.00	0	0.00	0	0.00	4.310340%	4.290001%	42
06/11/21	0	0.00	1	18,161,579.17	3	17,769,922.79	1	6,298,130.47	1	18,191,249.19	0	0.00	0	0.00	0	0.00	4.310523%	4.290180%	43
05/12/21	0	0.00	0	0.00	4	21,256,171.20	1	6,315,709.32	1	18,221,090.37	0	0.00	0	0.00	0	0.00	4.310691%	4.290344%	44
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
11	30309215	03/06/22	0	A	116,567.74	116,567.74	0.00	29,250,000.00
19	30309166	02/06/20	25	5	74,302.05	2,447,982.11	2,241,208.34	18,720,357.98	02/14/20	2
20	30309170	06/06/19	33	5	67,855.68	2,283,055.17	27,523.40	18,904,838.87	04/25/17	7			09/05/18
21	30309188	09/06/21	6	6	99,402.41	680,055.51	16,225.35	18,064,417.05	04/23/21	98
34	30309214	03/06/22	0	A	52,913.66	52,913.66	0.00	10,397,112.76
47	30309203	12/06/20	15	6	39,145.54	622,736.93	363,554.78	6,771,712.71	12/14/20	2
54	30294760	01/06/20	26	6	28,623.74	809,007.66	280,899.97	5,090,802.76	02/10/20	2
68	30309213	03/06/22	0	A	18,741.21	18,741.21	0.00	3,703,257.60
Totals					497,552.02	7,031,059.99	2,929,411.84	110,902,499.73
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		35,411,483	0	17,541,264		17,870,220
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		947,786,152	917,262,865	24,408,879		6,114,407
37 - 48 Months		156,535,250	151,964,232	4,571,018		0
49 - 60 Months		0	0	0		0
> 60 Months		3,048,500	3,048,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	1,142,781,385	1,072,275,597	0	0	46,521,160	17,870,220
Mar-22	1,144,287,498	1,073,621,602	0	0	46,631,799	17,901,449
Feb-22	1,146,089,172	1,074,448,985	786,500	0	46,760,666	17,940,051
Jan-22	1,153,642,364	1,082,630,010	0	0	46,870,304	17,970,978
Dec-21	1,155,147,456	1,083,977,093	0	0	46,979,483	18,001,772
Nov-21	1,156,748,542	1,085,411,311	0	0	47,094,481	18,034,948
Oct-21	1,158,241,821	1,086,747,928	0	0	47,202,723	18,065,465
Sep-21	1,162,818,766	1,094,416,325	0	0	50,304,066	18,098,375
Aug-21	1,164,304,893	1,095,760,326	0	0	50,415,949	18,128,618
Jul-21	1,165,785,367	1,090,819,521	0	0	56,807,116	18,158,730
Jun-21	1,167,363,313	1,092,228,820	0	18,161,579	38,781,665	18,191,249
May-21	1,168,832,149	1,108,294,424	0	0	42,316,635	18,221,090
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
19	30309166	17,541,263.58	18,720,357.98	11,500,000.00	07/02/21	(1,607,757.00)	(1.06000)	12/31/20	01/06/20	212
20	30309170	17,870,219.80	18,904,838.87	13,500,000.00	07/01/21	263,567.42	0.20000	06/30/21	03/06/20	274
21	30309188	17,827,667.17	18,064,417.05	20,200,000.00	07/27/21	1,911,394.00	1.36000	--	03/06/25	276
47	30309203	6,581,212.09	6,771,712.71	8,000,000.00	09/01/21	(4,001.40)	(0.01000)	09/30/20	04/06/25	275
54	30294760	4,571,017.53	5,090,802.76	3,400,000.00	07/02/21	(33,653.83)	(0.07000)	09/30/21	05/06/25	156
Totals		64,391,380.17	67,552,129.37	56,600,000.00		529,549.19

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	30309166	LO	NY	02/14/20	2

4/6/2022 - 4.1.2022: The loan transferred to special servicing due to a maturity default (Jan, 2020). The collateral is a 136-key hotel located in Long Island City, NY. The hotel has been closed since Spring of 2020, IHG pulled the flag Summer of

2021. F/ C compliant filed and MS and counsel are working on a receivership order with the expectation of filing the motion early April 2022. BOVs have been ordered. Current property inspection and PCR completed.

20	30309170	LO	CT	04/25/17	7

4/6/2022 - 04/05/2022: The asset was taken REO in September 2019, following completion of the foreclosure action. Property is currently managed by Commonwealth Lodging Management. Licensing Agreement with Hilton expires in May 2023.

Assessment being made as to CapEx requirements to maintain brand standard and other branding options. Issues with long term tenants, staying under Connecticut CARES Act which provides Covid-19 Relief to Connecticut residents, being reviewed with legal counsel.Compared to 2019, March forecasted occupancy is down 7.5% and ADR is down $4.28. Total revenues are forecasted to be down $165K. Currently April forecasted revenues are down $142K to 2019 and May

	revenues are down $214K.

21	30309188	Various	IL	04/23/21	98
	Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

47	30309203	LO	NY	12/14/20	2

4/6/2022 - 04/05/2022: Asset remains in foreclosure, with expectation that title will be transferred mid-2022. Borrower/Sponsors are thus far cooperating in the foreclosure action and are not mounting legal opposition to forestall asset being taken

	back. Motion for Summary Judgment filed in November 2021; referee has been appointed. Driftwood Hospitality Management appointed receiver and remains in place as property manager.

54	30294760	LO	OK	02/10/20	2

4/6/2022 - 4/5/2022 - Loan transferred to special servicing effective 2/10/20 due to payment default. The subject is a 66 room hotel, built in 2009 and located in Pauls Valley, OK. Property was inspected 4/19/21 and found to be in overall good condition a t that time. December 2021 STR Report, T12 Data: 49.5% Occupancy, $38.04 RevPAR, and 89.7% RevPAR Index. Occupancy has risen 41.9% over prior year T12 level, while RevPAR has grown 26.2% since the same period in

2020. Property demand drivers include oil/g as companies and Interstate 35 traffic, and there are at least four direct competitors in this tertiary market. Receiver was appointed in January 2021 and has continued to operate the property since that

	time. Special Servicer is working with counsel and the Receiver to cure deficiencies with the Brand and capital items at the property. Foreclosure sale is scheduled to occur on April 21, 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
23	30309202	18,000,000.00	4.45000%	18,000,000.00 4.45000%		8	07/03/20	05/06/20	07/06/20
46	30309158	0.00	4.20000%	0.00	4.20000%	8	11/16/20	12/23/20	07/30/21
64	30309178	3,801,186.72	4.75000%	3,801,186.72 4.75000%		8	06/15/20	06/05/20	06/22/20
67	30309198	3,407,288.58	5.16100%	3,407,288.58 5.16100%		8	12/15/20	12/15/20	02/07/21
Totals		25,208,475.30		25,208,475.30
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
49	30309199 03/12/20	7,000,000.00	9,600,000.00	177,822.32	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
75	30295208 10/13/21	2,987,247.88	5,810,000.00	3,558,732.93	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,987,247.88	15,410,000.00	3,736,555.25	569,326.84	3,556,574.72	2,987,247.88	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
49	30309199	03/25/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
75	30295208	10/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,897.30	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	9.51	0.00	0.00	0.00
19	0.00	0.00	3,786.22	0.00	0.00	51,091.96	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,853.78	0.00	0.00	40,651.33	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	3,844.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	404.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	1,419.31	0.00	0.00	107.47	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	988.33	0.00	0.00	10,357.94	0.00	0.00	0.00	0.00	0.00	0.00
67	0.00	0.00	0.00	0.00	257.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00
74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.30	0.00	0.00	0.00
Total	0.00	0.00	13,892.57	0.00	2,558.53	102,208.70	0.00	0.00	10.81	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		118,670.61

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Supplemental Notes
None

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